Intangible assets - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	$ 5,709
Expensed exploration expenditures previously capitalised	(71)	$ 53	$ (342)
Intangible assets ending balance	5,654	5,709
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	6,010	5,542
Additions through business acquisition	574	799
Additions	681	989
Disposals at cost	(113)	(135)
Transfers	(240)	(1,280)
Assets reclassified to held for sale	(282)
Expensed exploration expenditures previously capitalised	(71)	53
Foreign currency translation effects	(326)	41
Intangible assets ending balance	6,234	6,010	5,542
Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	(302)
Intangible assets ending balance	(580)	(302)
Exploration expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	1,169
Intangible assets ending balance	1,147	1,169
Exploration expenses | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	1,169	1,599
Additions through business acquisition	0	0
Additions	299	410
Disposals at cost	(6)	0
Transfers	(145)	(961)
Assets reclassified to held for sale	0
Expensed exploration expenditures previously capitalised	(76)	114
Foreign currency translation effects	(94)	7
Intangible assets ending balance	1,147	1,169	1,599
Acquisition costs - oil and gas prospects
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	2,036
Intangible assets ending balance	2,438	2,036
Acquisition costs - oil and gas prospects | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	2,036	2,035
Additions through business acquisition	504	5
Additions	151	360
Disposals at cost	(103)	0
Transfers	(94)	(319)
Assets reclassified to held for sale	(7)
Expensed exploration expenditures previously capitalised	5	(61)
Foreign currency translation effects	(54)	16
Intangible assets ending balance	2,438	2,036	2,035
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	1,733
Intangible assets ending balance	1,443	1,733
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	1,733	1,380
Additions through business acquisition	71	348
Additions	29	9
Disposals at cost	0	(10)
Transfers	(1)	4
Assets reclassified to held for sale	(276)
Expensed exploration expenditures previously capitalised	0	0
Foreign currency translation effects	(113)	2
Intangible assets ending balance	1,443	1,733	1,380
Goodwill | Cost | E&P Norway
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill related to business combinations	478
Goodwill | Cost | MMP
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill related to business combinations	413
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	770
Intangible assets ending balance	626	770
Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	1,072	528
Additions through business acquisition	0	446
Additions	202	210
Disposals at cost	(4)	(124)
Transfers	0	(4)
Assets reclassified to held for sale	0
Expensed exploration expenditures previously capitalised	0	0
Foreign currency translation effects	(64)	16
Intangible assets ending balance	1,206	1,072	$ 528
Other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets beginning balance	(302)
Intangible assets ending balance	$ (580)	$ (302)